Plant Acquisitions - Narrative (Details) $ in Thousands			12 Months Ended
	Aug. 22, 2023 generatingUnit MW	May 25, 2023 USD ($) generatingUnit MW	Dec. 31, 2023	Feb. 29, 2024 USD ($)
Plant Acquisition [Line Items]
Number of generating units | generatingUnit		4
Baconton
Plant Acquisition [Line Items]
Remaining life of the plant			14 years
Natural Gas Processing Plant | Baconton
Plant Acquisition [Line Items]
Number of generating units acquired | generatingUnit		1
Generating unit, megawatts | MW		188
Generating capacity (in megawatts) | MW		45
Consideration transferred | $		$ 16,743
Transaction costs | $		$ 746
Natural Gas Processing Plant | Baconton | Subsequent Event
Plant Acquisition [Line Items]
Principal amount | $				$ 17,500
Walton County Plant
Plant Acquisition [Line Items]
Number of generating units acquired | generatingUnit	3
Generating unit, megawatts | MW	465